Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Equity [Abstract]
Beginning balance		583
Other comprehensive income	232	1,403	583
Ending balance	$ 328	1,986	583